Borrowings - Schedule of Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CURRENT
Bank borrowings – unsecured	¥ 124,580	$ 17,815	¥ 43,005
Long-term borrowing – secured, current portion	1,474	210	2,888
Subtotal	126,054	18,025	45,893
NON-CURRENT
Long-term borrowing – secured			1,474
Subtotal			1,474
Total	¥ 126,054	$ 18,025	¥ 47,367